Annual Total Returns- JPMorgan New York Municipal Money Market Fund (Morgan Shares) [BarChart] - Morgan Shares - JPMorgan New York Municipal Money Market Fund - Morgan	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.02%	0.01%	0.01%	0.04%	0.28%	0.84%	0.89%	0.30%